Deferred tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred tax
Movements in deferred tax assets and deferred tax liabilities

	DEFERRRED TAX ASSETS
	Retirement benefit liabilities	Tax loss carryforward	Property, plant and equipment	Other	Total deferred tax assets

	(Euro, in thousands)

On January 1, 2022	€776	€3,133		€122	€4,032

Credited/charged (-) to profit or loss	17	(1,797)		165	(1,615)
Reclassification		(275)			(275)
Charged to other comprehensive income	(795)				(795)
Exchange differences	22			(6)	15

On December 31, 2022	19	1,061	€—	281	1,363

Credited/charged (-) to profit or loss		(1,061)	298	692	(72)
Reclassification to assets/liabilities held for sale				(292)	(292)
Charged to other comprehensive income	132				132
Exchange differences	8		(6)	(6)	(4)

On December 31, 2023	€159	€—	€292	€675	€1,126

	DEFERRED TAX LIABILITIES
	Intangible assets other than goodwill	Other	Total deferred tax liabilities

	(Euro, in thousands)

On January 1, 2022	€—		€—

Impact of acquisition of businesses	(23,265)		(23,265)
Credited/charged (-) to profit or loss	2,842		2,842
Reclassification	275		275

On December 31, 2022	(20,148)	€—	(20,148)

Credited/charged (-) to profit or loss	(1,458)	(2,019)	(3,477)
Exchange differences	18		18

On December 31, 2023	€(21,588)	€(2,019)	€(23,607)